Other Receivables	12 Months Ended
Dec. 31, 2022
Other Receivables [Abstract]
Other receivables

24. Other receivables

Other receivables are disclosed as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Advances to suppliers	703	373
Accrued income and prepayments	9,847	5,555
VAT receivables	20,789	18,198
Other receivables	1,671	2,215
Total other receivables	33,010	26,341